Financial Assets and Financial Liabilities - VEB Facility - Additional Information (Detail) $ in Thousands, ₽ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Balance under credit facility	₽ 303,810	₽ 377,411
VEB [member] | Elgaugol [member]
Disclosure of detailed information about borrowings [line items]
Balance under credit facility		₽ 7,000	$ 113,069